Cover	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Entity Central Index Key	0000874761
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Document Type	11-K/A
Document Period End Date	Dec. 31, 2025
Entity Registrant Name	The AES Corporation
Amendment Flag	true
Amendment Description	This Amendment No. 1 on Form 11-K/A amends our annual report for the fiscal year ended December 31, 2025, originally filed with the Securities and Exchange Commission (“SEC”) on June 25, 2026 (the “Form 11-K”). We are filing this Form 11-K/A for the purpose of including Inline eXtensible Business Reporting Language (iXBRL) data tagging required by SEC Final Rule Release No. 33-11070, which iXBRL data tagging was inadvertently omitted from the Form 11-K, and other non-substantive formatting or presentation updates. No other information contained in the original Form 11-K filing is amended by this Form 11-K/A. The Form 11-K has been corrected and furnished in its entirety in this Form 11-K/A.